Long-term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Long-term Debt - Principal payments
June 30, 2016	$ 93,128
June 30, 2017	140,554
June 30, 2018	89,780
June 30, 2019	203,411
June 30, 2020	215,902
June 30, 2021 and thereafter	115,293
Total (including 8% 2019 Notes)	858,068	$ 861,793
Excluding 8.00% 2019 Notes	50,000	50,000
Total Long term debt	808,068
Long term debt - current portion	93,128	88,317
Long term debt - non-current portion	$ 714,940	$ 667,315